AFS and HTM Debt Securities, Major Categories (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Available-for-sale debt securities:
Amortized Cost	$ 272,471,000,000	$ 275,096,000,000
Gross unrealized gains	1,659,000,000	3,182,000,000
Gross unrealized losses	(4,218,000,000)	(1,871,000,000)
Fair Value	269,912,000,000	276,407,000,000	[1]
Held-to-maturity debt securities:
Held-to-maturity Securities, Amortized Cost	144,788,000,000	139,335,000,000
Gross unrealized gains	146,000,000	478,000,000
Gross unrealized losses	(2,819,000,000)	(828,000,000)
Held-to-maturity, at fair value	142,115,000,000	138,985,000,000
Total AFS amd HTM Debt securities:
Amortized Cost	417,259,000,000	414,431,000,000
Gross unrealized gains	1,805,000,000	3,660,000,000
Gross unrealized losses	(7,037,000,000)	(2,699,000,000)
Fair Value	412,027,000,000	415,392,000,000
Securities of Single Issuer with Book Value Greater Than Ten Percent of Stockholders' Equity, Amount	0	0
Securities of U.S. Treasury and federal agencies [Member]
Available-for-sale debt securities:
Amortized Cost	13,451,000,000	6,425,000,000
Gross unrealized gains	3,000,000	2,000,000
Gross unrealized losses	(106,000,000)	(108,000,000)
Fair Value	13,348,000,000	6,319,000,000
Held-to-maturity debt securities:
Held-to-maturity Securities, Amortized Cost	44,751,000,000	44,720,000,000
Gross unrealized gains	4,000,000	189,000,000
Gross unrealized losses	(415,000,000)	(103,000,000)
Held-to-maturity, at fair value	44,340,000,000	44,806,000,000
Securities of U.S. states and political subdivisions [Member]
Available-for-sale debt securities:
Amortized Cost	48,994,000,000	50,733,000,000
Gross unrealized gains	716,000,000	1,032,000,000
Gross unrealized losses	(446,000,000)	(439,000,000)
Fair Value	49,264,000,000	51,326,000,000
Held-to-maturity debt securities:
Held-to-maturity Securities, Amortized Cost	6,286,000,000	6,313,000,000
Gross unrealized gains	30,000,000	84,000,000
Gross unrealized losses	(116,000,000)	(43,000,000)
Held-to-maturity, at fair value	6,200,000,000	6,354,000,000
Securities of U.S. states and political subdivisions [Member] | Nontaxable Preferred Debt Securities [Member]
Available-for-sale debt securities:
Amortized Cost	6,300,000,000	5,200,000,000
Fair Value	6,300,000,000	5,200,000,000
Total mortgage-backed securities [Member]
Available-for-sale debt securities:
Amortized Cost	162,819,000,000	169,404,000,000
Gross unrealized gains	551,000,000	1,264,000,000
Gross unrealized losses	(3,167,000,000)	(1,276,000,000)
Fair Value	160,203,000,000	169,392,000,000
Federal agencies [Member]
Available-for-sale debt securities:
Amortized Cost	155,974,000,000	160,561,000,000
Gross unrealized gains	369,000,000	930,000,000
Gross unrealized losses	(3,140,000,000)	(1,272,000,000)
Fair Value	153,203,000,000	160,219,000,000
Held-to-maturity debt securities:
Held-to-maturity Securities, Amortized Cost	93,685,000,000	87,527,000,000
Gross unrealized gains	112,000,000	201,000,000
Gross unrealized losses	(2,288,000,000)	(682,000,000)
Held-to-maturity, at fair value	91,509,000,000	87,046,000,000
Residential [Member]
Available-for-sale debt securities:
Amortized Cost	2,638,000,000	4,356,000,000
Gross unrealized gains	142,000,000	254,000,000
Gross unrealized losses	(5,000,000)	(2,000,000)
Fair Value	2,775,000,000	4,608,000,000
Commercial [Member]
Available-for-sale debt securities:
Amortized Cost	4,207,000,000	4,487,000,000
Gross unrealized gains	40,000,000	80,000,000
Gross unrealized losses	(22,000,000)	(2,000,000)
Fair Value	4,225,000,000	4,565,000,000
Corporate debt securities [Member]
Available-for-sale debt securities:
Amortized Cost	6,230,000,000	7,343,000,000
Gross unrealized gains	131,000,000	363,000,000
Gross unrealized losses	(90,000,000)	(40,000,000)
Fair Value	6,271,000,000	7,666,000,000
Collateralized loan obligations [Member]
Available-for-sale debt securities:
Amortized Cost	35,581,000,000	35,675,000,000
Gross unrealized gains	158,000,000	384,000,000
Gross unrealized losses	(396,000,000)	(3,000,000)
Fair Value	35,343,000,000	36,056,000,000
Held-to-maturity debt securities:
Held-to-maturity Securities, Amortized Cost	66,000,000	661,000,000
Gross unrealized gains	0	4,000,000
Gross unrealized losses	0	0
Held-to-maturity, at fair value	66,000,000	665,000,000
Collateralized debt obligations [Member]
Available-for-sale debt securities:
Amortized Cost	662,000,000	887,000,000
Fair Value	800,000,000	1,000,000,000
Asset-backed Securities, Securitized Loans and Receivables [Member]
Held-to-maturity debt securities:
Held-to-maturity Securities, Amortized Cost	0	114,000,000
Held-to-maturity, at fair value	0	114,000,000
Other [Member]
Available-for-sale debt securities:
Amortized Cost	5,396,000,000	5,516,000,000
Gross unrealized gains	100,000,000	137,000,000
Gross unrealized losses	(13,000,000)	(5,000,000)
Fair Value	5,483,000,000	5,648,000,000
Held-to-maturity debt securities:
Held-to-maturity Securities, Amortized Cost	0	114,000,000
Gross unrealized gains	0	0
Gross unrealized losses	0	0
Held-to-maturity, at fair value	$ 0	$ 114,000,000

[1]	(2)Financial information for the prior period has been revised to reflect presentation changes in connection with our adoption in first quarter 2018 of ASU 2016-01 – Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. See Note 1 (Summary of Significant Accounting Policies) for more information.